Property and equipment (Details) - Schedule of Property, Plant and Equipment (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 307,512	$ 262,583	$ 91,215
Less accumulated depreciation	75,019	41,931	918
	232,493	220,652	90,297
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	96,379	96,379	0
Tooling [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	127,436	127,436	86,210
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	25,018	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	23,070	6,007	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	25,741	32,761	5,005
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 9,868	$ 0